Summary of Other Potentially Material Accounting Policies	12 Months Ended
Dec. 31, 2023
Disclosure of initial application of standards or interpretations [abstract]
Summary of Other Potentially Material Accounting Policies	Summary of Material Accounting Policies
The principal accounting policies applied in the preparation of these financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.
2.1 Basis of preparation
The Group’s consolidated financial statements were prepared in accordance with International Financial Reporting Standards (“IFRS Accounting Standards”) issued by the International Accounting Standards Board (“IASB”). The Group
adopted and transitioned to IFRS Accounting Standards issued by IASB on January 1, 2018. The financial statements have been prepared under the historical cost convention, as modified by the revaluation of financial assets at fair value through profit or loss, financial assets at fair value through other comprehensive income, and financial instruments with preferred rights.
The Group has adopted the following standards and amendments for the first time for our annual reporting period commencing January 1, 2023:

Standard	Key requirements	Effective for annual periods beginning on or after
IFRS 17	Insurance Contracts	January 1, 2023
Amendments to IAS 1 and IFRS Practice Statement 2	Disclosure of Accounting Policies	January 1, 2023
Amendments to IAS 8	Definition of Accounting Estimates	January 1, 2023
Amendments to IAS 12	Deferred Tax related to Assets and Liabilities Arising from a Single Transaction	January 1, 2023
Amendments to IAS 12	International Tax Reform-Pillar Two Model Rules	January 1, 2023
The standards and amendments listed above did not have any impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.
The consolidated financial statements for the years ended December 31, 2021, 2022 and 2023 were authorized for issue by the Company’s board of directors (the “Board”) on April 16, 2024.
Liquidity
Since inception, the Group has incurred accumulated losses of USD 539.3 million. For the year ended December 31, 2023, the Group had operating loss of USD 62.1 million and net operating cash outflow of USD 47.9 million. The principal sources of funding have historically been cash contributions from equity holders. The cumulative contributions up through December 31, 2023 approximated USD 440.1 million, among which included USD 219.9 million of proceeds from issuance of ordinary shares in connection with the IPO. As of December 31, 2023, the Group had net assets of USD 101.0 million, mainly including cash, cash equivalents, and short-term investments at fair value through other comprehensive income of USD 118.7 million. Taking this into consideration, the Group believes it will have sufficient available financial resources to meet its obligations and working capital requirements for at least in the next twelve months from the date of issuance of these financial statements. Accordingly, the Group considers that it is appropriate to prepare the consolidated financial information on a going concern basis.
2.2 Change in presentation currency
The Company elected to change its presentation currency from RMB to USD with effect from January 1, 2023. This change was made as a result of the Group’s assessment that this change will help provide a clearer understanding of the Group’s financial performance and improve comparability of our performance to peers. Figures have been re-presented from January 1, 2021 to reflect the change in presentation currency from RMB to USD. This change in presentation currency did not impact the valuation of assets, liabilities, or equity.

This change in presentation currency constitutes a change in accounting policy with retrospective application in accordance with IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, and is reflected in these consolidated financial statements by applying the procedures in accordance with the requirements set out in IAS 21, The Effects of Changes in Foreign Exchange Rates.

Hence, the Group's financial information as previously reported since January 1, 2018 has been re-translated using the procedures outlined below:
•the consolidated statements of financial position have been translated at the foreign exchange rate at the balance sheet dates;

•the consolidated statements of loss, consolidated statements of comprehensive loss and consolidated statements of cash flows were translated at average exchange rates for the respective periods;

•historic equity transactions were translated at the foreign exchange rate on the date of the transactions and were subsequently carried at historical value;

•foreign exchange differences arising on translation to presentation currency are recognized in other comprehensive income; and

•all foreign exchange rates used were extracted from the Group’s underlying financial records.

Since it is impracticable to reproduce the financial records before January 1, 2018, the Company applied the change in presentation currency prospectively from January 1, 2018. The net losses arising from the Group's entities whose functional currency was not USD prior to January 1, 2018 were translated into USD at the relevant average rates of exchange for each year. Differences arising from the retranslation of the net assets are recognized in other comprehensive income.

In addition to the comparative information in respect of the previous period provided in the consolidated financial statements, the Group presents an additional consolidated balance sheet as at January 1, 2022, due to the change of presentation currency, in accordance with IAS 1, Presentation of Financial Statements.
2.3 New and amended standards and interpretations not yet adopted by the Group
The Group has not applied the following new and revised IFRSs that have been issued but are not yet effective in the consolidated financial statements.

Standard	Key requirements	Effective for annual periods beginning on or after
Amendments to IAS 1	Classification of Liabilities as Current or Non-current	January 1, 2024
Amendments to IAS 1	Non-current Liabilities with Covenants	January 1, 2024
Amendments to IFRS 16	Lease Liability in a Sale and Leaseback	January 1, 2024
Amendments to IAS 7 and IFRS 7	Supplier Finance Arrangements	January 1, 2024
Amendments to IAS 21	Lack of Exchangeability	January 1, 2025
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets Between an Investor and its Associate or Joint Venture	To be determined
The Group expects to adopt these standards, updates and interpretations when they become mandatory. These standards are not expected to have a material impact on disclosures or amounts reported in the Group’s consolidated financial statements in the period of initial application and future reporting periods.
2.4 Principles of consolidation
Subsidiaries
Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.
Intra-group transactions, balances and unrealized gains on transactions between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. When necessary, amounts reported by subsidiaries have been adjusted to conform with the Group’s accounting policies.
2.5 Foreign currency translation
(a)Functional and presentation currency
The consolidated financial statements of the Group are presented in USD.
Items included in the financial statements of each of the Group's entities are measured using the currency of the primary economic environment in which the entity operates (the "functional currency"). The functional currency of the Company is USD. The subsidiaries have the following functional currencies:

Functional Currency
Connect HK and Connect US	USD
Connect SZ, Connect SH, Connect BJ, Connect SHZ	RMB
Connect AU	AUD
(b)Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in profit or loss.
Since the Group has no borrowings, all foreign exchange gains or losses are presented in the consolidated statements of loss on a net basis within other (losses)/gains-net.
Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the other (losses)/gains and translation differences on non-monetary assets such as equities classified as at fair value through other comprehensive income are recognized in other comprehensive income.
(c)Group companies
The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:
•assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;
•income and expenses for each statement of loss and comprehensive income/(loss) are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions); and
•all resulting currency translation differences are recognized in other comprehensive income/loss.
On consolidation, exchange differences arising from the translation of any net investment in foreign entities are recognized in other comprehensive income. When a foreign operation is sold or any borrowings forming part of the net investment are repaid, the associated exchange differences are reclassified to profit or loss, as part of the gain or loss on sale.
2.6 Property, plant and equipment
Property, plant and equipment are stated at historical cost less depreciation. Historical cost includes expenditure that is directly attributable to the acquisition of the items.
Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to profit or loss during the reporting period in which they are incurred.
The Group’s assets under construction represents buildings and equipment under construction and pending installation, and is stated at cost less accumulated impairment losses, if any. Costs include construction and acquisition costs. No provision for depreciation is made on assets under construction until such time as the assets are completed and ready for its intended use. Once the asset becomes available for use, it is transferred to the appropriate category of assets.
Depreciation is calculated using the straight-line method to allocate the cost, net of their residual values, over their estimated useful lives or, in the case of leasehold improvements, the shorter lease term as follows:

Assets	Useful life
Laboratory equipment	5-10 years
Leasehold improvements	Shorter of lease term or 5 years
Office equipment and furniture	3-5 years
The assets’ residual values and useful lives are reviewed and adjusted if appropriate at the end of each reporting period.
An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount (Note 2.7).
Gains and losses on disposals are determined by comparing proceeds with carrying amount and are recognized within other gains/(losses)—net in the statements of loss.
2.7 Impairment of non-financial assets
Non-financial assets other than goodwill and intangible assets that have an indefinite useful life are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash-generating units). Non-financial assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.
2.8 Investments and other financial assets
(a)Classification
The Group classifies its financial assets in the following measurement categories:
•those to be measured subsequently at fair value (either through other comprehensive income (“OCI”) or through profit or loss), and
•those to be measured at amortized cost.
The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.
For assets measured at fair value, gains and losses will either be recorded in profit or loss or OCI. For investments in equity instruments that are not held for trading, the Group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through OCI (“FVOCI”).
The Group reclassifies debt investments when and only when its business model for managing those assets changes.
(b)Recognition and derecognition
Regular way purchases and sales of financial assets are recognized on trade date, the date on which the Group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.
(c)Measurement
At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (“FVTPL”), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial asset carried at FVTPL are expensed in profit or loss. Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.
(i)Debt instruments
Subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the cash flow characteristics of the asset. There are three measurement categories into which the Group classifies its debt instruments:
•Amortized cost: Assets that are held for collection of contractual cash flows, where those cash flows represent solely payments of principal and interest, are measured at amortized cost. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in profit or loss and presented in other gains/(losses), together with foreign exchange gains and losses. Impairment losses are presented as separate line item in the statements of loss.
•FVOCI: Assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are measured at FVOCI. Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains or losses, interest income and foreign exchange gains and losses which are recognized in profit or loss. When the financial asset is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to profit or loss and recognized in other gains/(losses). Interest income from these financial assets is included in finance income using the effective interest rate method. Foreign exchange gains and losses are presented in other gains/(losses) and impairment expenses are presented as a separate line item in the statements of loss.
•FVTPL: Assets that do not meet the criteria for amortized cost or FVOCI are measured at FVTPL. A gain or loss on a debt investment that is subsequently measured at FVTPL is recognized in profit or loss and presented net within other gains/(losses) in the period in which it arises.
(ii)Equity instruments
The Group subsequently measures all equity investments at fair value. Where the Group’s management has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. Dividends from such investments continue to be recognized in profit or loss as other income when the Group’s right to receive payments is established.
Changes in the fair value of financial assets at FVTPL are recognized in other gains/(losses) in the statements of loss as applicable. Impairment losses (and reversal of impairment losses) on equity investments measured at FVOCI are not reported separately from other changes in fair value.
There were no equity investments during the reporting periods.
(d)Impairment
The Group assesses on a forward-looking basis the expected credit loss associated with its debt instruments carried at amortized cost and FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk refer to Note 3.1(b) for further details.
2.9 Cash and cash equivalents
For the purpose of presentation in the statement of cash flows, cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.
2.10 Share-based compensation
The Group operates an equity-settled share-based compensation plan, under which the Group receives services from employees, directors and consultants. The consultants’ work for the Group is under the Group’s direction in the same way as employees and the services rendered by the consultants are similar to those rendered by the Group’s employees.
The fair value of options granted under the share incentive plans is recognized as an employee benefits expense with a corresponding increase in equity. The total amount to be expensed is determined by reference to the fair value of the options granted:
•including any market performance conditions (e.g. the entity’s share price);
•excluding the impact of any service and non-market performance vesting conditions (e.g. profitability, sales growth targets and remaining an employee of the entity over a specified time period); and
•including the impact of any non-vesting conditions (e.g. the requirement for employees to save or hold shares for a specific period of time).
The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. At the end of each period, the Group revises its estimates of the number of options that are expected to vest based on the non-market vesting and service conditions. The Group recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to equity.
2.11 Revenue from contracts with customers
(a)Revenue recognition
The Group may enter into collaboration and licensing arrangements for research and development, manufacturing, and commercialization activities with counterparties for the development and commercialization of its product candidates. These arrangements may contain multiple components, such as (i) licenses and (ii) research and development activities. Payments pursuant to these arrangements may include non-refundable payments, payments upon the achievement of significant regulatory, development and commercial milestones, sales of product at certain agreed-upon amounts, and royalties on product sales.
The Group applies IFRS 15, Revenue from Contracts with Customers, to revenue transactions within its scope. Pursuant to IFRS 15, the Group recognizes revenue when a customer, or licensee, obtains control of promised goods or services. The Group records the amount of revenue that reflects the consideration that it expects to receive in exchange for those goods or services. The Group applies the following five-steps in order to determine this amount: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Group satisfies each performance obligation.
The Group applies the five-steps to contracts when it is probable that it will collect the consideration to which it is entitled in exchange for the goods or services that it transfers to the customer. Once a contract is determined to be within the scope of IFRS 15 at contract inception, the Group reviews the contract to determine which performance obligations it must deliver and which of these performance obligations are distinct. The Group recognizes as revenue the amount of the transaction price that is allocated to each performance obligation when that performance obligation is satisfied or as it is satisfied.
(b)Contract assets
A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If the Group transfers goods or services to a customer before the customer pays consideration or before payment is due, a contract asset is recognized for the earned consideration that is conditional, and evaluated for impairment at each reporting period.
(c)Contract liabilities
A contract liability is recognized when a payment is received from a customer before the Group transfers the related goods or services. Contract liabilities are recognized as revenue when the Group completes its performance obligations under the contract.
2.12 Research and development expenses
The Group incurs costs and efforts on research and development activities. Research expenditures are recorded as an expense in the period the expenditure is incurred. Elements of research and development expenses primarily include (1) expenses related to preclinical testing of the Group’s technologies under development and clinical trials such as payments to Contract Research Organizations ("CRO") investigators and clinical trial sites that conduct the clinical studies; (2) consultant service related to the design of clinical trials and data analysis, (3) payroll and other related expenses of personnel engaged in research and development activities, (4) manufacturing expenses for payments to Contract Manufacturing Organizations ("CMO") to manufacture the product candidates, including raw materials, supplies, drug substance and drug product expenses, and (5) other research and development expenses.
The Group estimates preclinical research, clinical study and manufacturing expenses based on the services performed, pursuant to contracts with vendors that conduct and manage such services on its behalf. The Group estimates these expenses based on discussions with internal management personnel and external service providers as to the progress or stage of completion of services and the contracted fees to be paid for such services. If the actual timing of the performance of services or the level of effort varies from the original estimates, the Group will adjust the accrual accordingly. Payments made in advance for the related services are recorded as prepayments in the consolidated balance sheets until the services are rendered.
Development costs are recognized as assets if they can be directly attributable to a newly developed service or product and all the following criteria are met or exist:
•the technical feasibility to complete the development project so that it will be available for use or sale;
•the intention to complete the development project to use or sell the product;
•the ability to use or sell the product;
•the manner in which the development project will generate probable future economic benefits for the Group;
•the availability of adequate technical, financial and other resources to complete the development project and use or sell the product; and
•the expenditure attributable to the asset during its development can be reliably measured.
Research and development expenses are charged to expense as incurred for all periods presented because they have not met all of the criteria stated above.
2.13 Interest income
Interest income from financial assets at FVTPL is included in the investment income or losses under gains/(losses) on these assets, see Note 9. Interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset except for financial assets that subsequently become credit-impaired. For credit-impaired financial assets, the effective interest rate is applied to the net carrying amount of the financial asset (after deduction of the loss allowance).
2.14 Government grants
Grants from the government are recognized at their fair value when there is a reasonable assurance that the grant will be received and the Group is expected to comply with all required conditions. Government grants received in advance of costs being incurred are deferred until the associated costs are recognized. Grants that compensate the Group for the cost of an asset initially are presented as deferred income and are recognized as income in consolidated statements of loss on a straight-line basis over the useful life of the associated asset.
Summary of Other Potentially Material Accounting Policies
This note provides a list of other potentially material accounting policies adopted in the presentation of these consolidated financial statements to the extent they have not already been disclosed in the other notes above. These policies have been consistently applied to all the years presented, unless otherwise stated.
31.1 Separate financial statements
Investments in subsidiaries are accounted for at cost less impairment. Cost includes direct attributable costs of investment. The results of subsidiaries are accounted for by the Company on the basis of dividends received and receivable.
Impairment testing of the investments in subsidiaries is required upon receiving a dividend from these investments if the dividend exceeds the total comprehensive income of the subsidiary in the period the dividend is declared or if the carrying amount of the investment in the separate financial statements exceeds the carrying amount in the consolidated financial statements of the investee’s net assets.
31.2 Share capital
Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.
Where any Group company purchases the Company’s equity instruments, for example as the result of a share buy-back or a share-based payment plan, the consideration paid, including any directly attributable incremental costs (net of income taxes), is deducted from equity attributable to the owners of the Group as treasury shares until the shares are cancelled or reissued. Where such ordinary shares are subsequently reissued, any consideration received, net of any directly attributable incremental transaction costs and the related income tax effects, is included in equity attributable to the owners of the Group.
Shares previously held by Connect Union, which was established for the purpose of holding shares for the share incentive plans, are disclosed as treasury shares.
31.3 Current and deferred income tax
The income tax expense or credit for the period is the tax payable on the taxable income of current period based on the applicable income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.
Current and deferred tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.
(a)Current income tax
The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the Company and its subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. The Group measures its tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.
Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.
(b)Deferred income tax
Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss and does not give rise to equal taxable and deductible temporary differences. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.
Deferred tax assets are recognized only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses.
Deferred tax liabilities and assets are not recognized for temporary differences between the carrying amount and tax bases of investments in foreign operations where the Group is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not reverse in the foreseeable future.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and when the deferred tax balances relate to the same taxation authority.
Investment allowances and similar tax incentives
Companies within the Group may be entitled to claim special tax deductions for investments in qualifying assets or in relation to qualifying expenditure (e.g., the research and development tax incentive or other investment allowances). The Group accounts for such allowances as tax credits, which means that the allowance reduces income tax payable and current tax expense. Tax credits that are unused are recognized as deferred tax assets to the extent that it is probable that future taxable profit will be available against which the unused tax credit can be utilized.
31.4 Employee benefits
(a)Short-term obligations
Liabilities for wages and salaries, including non-monetary benefits and accumulating sick leave that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related service are recognized in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as current employee benefit obligations in other payables and accruals in the balance sheet.
(b)Defined contribution plans
For defined contribution plans, including those under Section 401(k) of the U.S. Internal Revenue Code, the Group pays contributions to publicly administered pension insurance plans on a mandatory, contractual or voluntary basis. The Group has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expense when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.
The subsidiaries of the Group incorporated in the PRC contribute based on a certain percentage of the salaries of their employees to a defined contribution retirement benefit plan organized by relevant government authorities in the PRC on a monthly basis. The government authorities undertake to assume the retirement benefit obligations payable to all existing and further retired employees under these plans and the Group has no further obligation for post-retirement benefits beyond the contributions made. Contributions to these plans are expensed as incurred. Assets of the plans are held and managed by government authorities and are separate from those of the Group.
(c)Housing funds and medical insurance
The PRC employees of the Group are entitled to participate in various government-supervised housing funds and medical insurance. The Group contributes on a monthly basis to these funds based on a certain percentage of the salaries of the employees, subject to certain ceilings. The Group’s liability in respect of these funds is limited to the contribution payable in each period and recognized as employee benefit expense when they are due.
31.5 Right-of-use Assets and Leases
Right-of-use assets comprise of land use rights and office leases.
All land in the PRC is owned by the mainland PRC government. The PRC government may sell land use rights for a specified period of time. The purchase price of land use rights represents lease prepayments to the PRC government and is recorded as right-of-use assets on the balance sheet. The right-of-use assets are amortized over the remaining lease term. In 2021, the Group acquired a land use right in Taicang, Suzhou, China from the PRC government. Subsequently in 2023, the Group terminated its construction project and sold the land use rights back to the PRC government.
The Group leases offices and the rental contracts are typically made for fixed periods of approximately 2 to 4 years. Contracts may contain both lease and non-lease components. The Group allocates the consideration in the contract to the lease and non-lease components based on their relative stand-alone prices. However, for leases of real estate for which the Group is a lessee, it has elected not to separate lease and non-lease components and instead accounts for these as a single lease component.
Lease terms are negotiated on an individual basis. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.
Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:
•fixed payments (including in-substance fixed payments), less any lease incentives receivable;
•variable lease payment that are based on an index or a rate, initially measured using the index or rate as of the commencement date;
•amounts expected to be payable by the Group under residual value guarantees;
•the exercise price of a purchase option if the Group is reasonably certain to exercise that option; and
•payments of penalties for terminating the lease, if the lease term reflects the Group exercising that option.
Lease payments to be made under reasonably certain extension options are also included in the measurement of the liability.
The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case for leases in the Group, the lessee’s incremental borrowing rate is used, being the rate that the individual lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions.
Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.
Right-of-use assets are measured at cost comprising the following:
•the amount of the initial measurement of lease liability;
•any lease payments made at or before the commencement date less any lease incentives received;
•any initial direct costs; and
•restoration costs.
Right-of-use assets are generally depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use asset is depreciated over the underlying asset’s useful life.
Payments associated with short-term leases and all leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less without a purchase option.
31.6 Segment information
Identification of segments is based on internal reporting to the chief operating decision maker (“CODM”). The CODM for the Group are the Co-Founders of the Group. The Group does not divide its operations into different segments and the CODM operates and manages the Group’s entire operations as one segment, which is consistent with the Group’s internal organization and reporting system. The Group does not have any revenue and substantially all non-current assets outside of the country of domicile are located in the PRC.
31.7 Net loss per share
(a)Basic net loss per share
Basic loss per share is calculated by dividing:
•the loss attributable to owners of the Group, excluding any costs of servicing equity other than ordinary shares;
•by the weighted average number of ordinary shares outstanding during the financial year and excluding treasury shares
(b)Diluted net loss per share
Diluted loss per share adjusts the figures used in the determination of basic loss per share to take into account:
•the after income tax effect of interest and other financing costs associated with dilutive potential ordinary shares, and
•the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.